INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

The following tables set forth the intangible assets, including accumulated amortization at May 31, 2021 and 2020:

	May 31, 2021
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$498,799	$524,319
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	301,675	244,325
Internet domain	2.50 years	3,000	2,417	583
		$2,438,118	$802,891	$1,635,227

	May 31, 2020
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$289,884	$733,234
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	5,443	540,557
Internet domain	2.50 years	3,000	1,417	1,583
		$2,438,118	$296,744	$2,141,374

SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS

The following table sets forth the future amortization of the Company’s intangible assets as of November 30, 2021 for the fiscal years ending May 31:

	2022	2023	2024	2025	2026	Thereafter	Total
Non-Competes	$102,312	$204,624	$119,363	$-	$-	$-	$426,299
Customer contracts	8,105	16,211	16,211	16,211	16,211	70,051	142,999
Restrictive covenant	28,750	4,792	-	-	-	-	33,542
Customer database	8,750	1,458	-	-	-	-	10,208
Internet domain	83	-	-	-	-	-	83
Total	$148,000	$227,085	$135,574	$16,211	$16,211	$70,051	$613,131

The following table sets forth the future amortization of the Company’s intangible assets at May 31, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
Non-Competes	$204,624	$204,624	$115,071	$-	$-	$-	$524,319
Customer contracts	89,647	20,897	14,647	14,647	14,647	89,840	244,325
Internet domain	583	-	-	-	-	-	583
Total	$294,854	$225,521	$129,718	$14,647	$14,647	$89,840	769,227

SCHEDULE OF GOODWILL

The Company’s goodwill carrying amounts relate to the acquisitions of Simplicity Esports LLC and PLAYlive Nation Inc. The composition of the goodwill balance, is as follows:

	Fiscal Year Ended May 31, 2021	Fiscal Year Ended May 31, 2020

Simplicity Esports LLC	$4,456,250	$4,456,250
PLAYlive Nation Inc.	698,891	698,891
Ft. Bliss	25,000	25,000
Total Goodwill	$5,180,141	$5,180,141

SCHEDULE OF INTANGIBLE ASSETS

The following table sets forth the intangible assets, including accumulated amortization as of November 30, 2020:

	November 30, 2021
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4 years	$1,023,118	$596,819	$426,299
Trademarks	Indefinite	866,000	-	866,000
Customer database	2 years	35,000	24,792	10,208
Restrictive covenant	2 years	115,000	81,458	33,542
Customer contracts	10 years	546,000	403,001	142,999
Internet domain	2 years	3,000	2,917	83
		$2,588,118	$1,108,987	$1,479,131

The following tables set forth the intangible assets, including accumulated amortization as of May 31, 2021:

	May 31, 2021
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$498,799	$524,319
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	301,675	244,325
Internet domain	2.50 years	3,000	2,417	583
		$2,438,118	$802,891	$1,635,227